DEBT INSTRUMENTS IN ISSUE	12 Months Ended
Dec. 31, 2023
DEBT INSTRUMENTS IN ISSUE.
DEBT INSTRUMENTS IN ISSUE

NOTE 18. DEBT INSTRUMENTS IN ISSUE

Duly authorized by the authority in each country bonds have been issued as follows:

As of December 31, 2023

Issuer	Currency		Face value(1)	Balance COP	Rate Range
Bancolombia S.A.	Local	COP	4,029,882	4,097,727	12.87%-21.06%
Bancolombia S.A.(2)(3)	Foreign	USD	1,832,534	6,861,098	3.02%-7.03%
Banistmo S.A.(4)	Foreign	USD	679,395	2,626,235	3.00%-6.25%
Banco Agrícola S.A.(5)	Foreign	USD	162,700	623,568	5.58%-7.57%
Bancolombia Puerto Rico Internacional Inc.	Foreign	USD	69,648	276,451	5.05%-5.50%
Bancolombia Panamá S.A.	Foreign	USD	44,924	176,376	4.70%-6.10%
Grupo Agromercantil Holding S.A.	Foreign	USD	555	2,121	0.25%-7.25%
Total debt instruments in issue				14,663,576

(1) Face value is in US dollar for foreign currency bonds.

(2)The variation is due to repurchase in Bancolombia S.A. of USD 467,966 of senior bonds maturing in 2025 and the decrease in the market representative rate at the end of December 31, 2023 it was COP 3,822.05 colombian pesos and December 31, 2022 it was COP 4,810.20 colombian pesos.

(3)USD 1,392,034 was designated as hedge of net asset in a foreign operation. See Note 5.2. Derivative financial instruments- Hedges of a net asset in a foreign operation.

(4) See Note 18.2. Issue of Banistmo S.A. ordinary bonds.

(5) See Note 18.3. Issue of Banco Agrícola S.A. ordinary bonds.

As of December 31, 2022

Issuer	Currency		Face value(1)	Balance COP	Rate Range
Bancolombia S.A.	Local	COP	4,642,404	4,708,586	13.06%-17.92%
Bancolombia S.A.(2)(3)	Foreign	USD	2,256,397	10,501,036	3.02%-7.03%
Banistmo S.A.(4)	Foreign	USD	687,913	3,344,759	1.80%-5.00%
Banco Agrícola S.A.(5)	Foreign	USD	125,640	603,865	5.45%-6.41%
Bancolombia Puerto Rico Internacional Inc.	Foreign	USD	14,876	72,240	3.30%-3.65%
Bancolombia Panamá S.A.	Foreign	USD	70,881	342,793	1.50%-5.65%
Grupo Agromercantil Holding S.A.	Foreign	USD	563	2,709	0.25%-7.25%
Total debt instruments in issue				19,575,988

(1)Face value is in US dollar for foreign currency bonds.

(2)USD 1,860,000 was designated as hedge of net asset in a foreign operation. See Note 5.2. Derivative financial instruments- Hedges of a net asset in a foreign operation.

(3) See Note 18.1. Issue of Bancolombia S.A. sustainable ordinary bonds.

(4) See Note 18.2. Issue of Banistmo S.A. ordinary bonds.

(5) See Note 18.3. Issue of Banco Agrícola S.A. ordinary bonds.

The following table shows the detail of the bonds classified by currency, term and type of issue:

As of December 31, 2023

	Less than	Between	Between
Issuer	1 year	1 and 3 years	3 and 5 years	Greater than 5 years	Total amortized cost
In millions of COP
Local currency
Subordinated bonds(1)	-	-	-	1,236,385	1,236,385
Ordinary bonds	-	-	165,589	2,695,753	2,861,342
Foreign currency
Subordinated bonds(1)	-	-	-	4,822,273	4,822,273
Ordinary bonds	106,707	1,375,723	137,613	4,123,533	5,743,576
Total	106,707	1,375,723	303,202	12,877,944	14,663,576
(1)	In the event of default of the Bank, the subordinated bonds, will be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities.

As of December 31, 2022

Issuer	Less than	Between	Between
	1 year	1 to 3 years	3 to 5 years	Greater than 5 years	Total amortized cost
In millions of COP
Local currency
Subordinated bonds(1)	-	-	-	1,225,276	1,225,276
Ordinary bonds	-	-	165,495	3,317,815	3,483,310
Foreign currency
Subordinated bonds(1)	-	-	-	6,026,739	6,026,739
Ordinary bonds	402,714	609,437	619,232	7,209,280	8,840,663
Total	402,714	609,437	784,727	17,779,110	19,575,988

(1)In the event of default of the Bank, the subordinated bonds, will be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities.

18.1. Issue of Bancolombia S.A. sustainable ordinary bonds.

On October 25, 2022 Bancolombia S.A. issued the first bond linked to sustainability for COP 640,000, with commitments to promoting financial inclusion and decarbonizing loans. The issuance, was signed by the BID, BID Invest and LAGreen, has a term of 5 years and includes sustainability goals, such as a commitment to grant financing for more than 1.5 million unbanked or low-income people by 2025, and to reduce CO2 emissions by 35.6% in its financed loans compared to 2021, all as part of the Bank’s sustainability strategy.

18.2. Issue of Banistmo S.A. ordinary bonds.

Banistmo S.A., a subsidiary of the Bank issued in 2023 bonds under the Revolving Bond Program, totaling USD 58,062 with a term of 1 year each and rates between 6% and 6.25%. For the year 2022, it issued a bond under the Revolving Bond Program worth USD 72,682 with a term of 2 years and a rate of 4.50%.

18.3. Issue of Banco Agrícola S.A. ordinary bonds.

Banco Agrícola a subsidiary of the Bank issued ordinary bonds in 2023 for USD 77,700 with rates from 6.68% to 7.25% and terms from 1.5 years to 8 years. For the year 2022, the issues were USD 23,600 with rates from 5.25% to 6.68% with terms from 2 years to 5 years.

For information related to the disclosures of fair value of the debt securities in issue, see Note 30. Fair value of assets and liabilities.

The following is a schedule of the debt instruments in issue by maturity:

Issuer	December 31, 2023	December 31, 2022
In millions of COP
Amount expected to be settled:
No more than twelve months after the reporting period	3,368,076	1,898,469
More than twelve months after the reporting period	11,295,500	17,677,519
Total	14,663,576	19,575,988

As of December 31, 2023 and 2022, there were no financial covenants linked to the aforementioned securities in issue, except for some financial covenants related to the Banistmo S.A. social gender private placement bond. None of these covenants had been breached nor were the related obligations past due.